Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	200,000,000
Common Class A [Member]
Temporary equity, shares subject to possible redemption, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued	32,000,000	32,000,000	0
Temporary equity shares outstanding	32,000,000	32,000,000	0
Temporary equity, redemption price per share	$ 10	$ 10	$ 10
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares, issued			0
Common stock, shares outstanding	33,040,000	33,040,000	0
Common Class A [Member] | Not Subject To Redemption [Member]
Temporary equity shares outstanding		32,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares, issued	1,040,000	1,040,000	0
Common stock, shares outstanding	1,040,000	1,040,000	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares, issued	8,000,000	8,000,000	8,000,000
Common stock, shares outstanding	8,000,000	8,000,000	8,000,000